Taxation (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended			13 Months Ended	23 Months Ended	16 Months Ended	28 Months Ended	7 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2014
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges	16,345	17,090	14,242
Shanghai Miyuan
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)				3.00%	6.00%
Beijing Miyuan
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)	6.00%					3.00%
Beijing Aizhenxin
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)							3.00%
Shanghai HQS
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)								6.00%
Minimum
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges rate (as a percent)	0.00%
Maximum
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges rate (as a percent)	8.60%